SHARE CAPITAL (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Capital Abstract
Beginning balance, shares	597,192,153	589,175,086
Share issue proceeds, shares	81,179,280	6,934,500
Share option exercises, shares	251,500	663,150
Share unit exercises-fair value adjustment, shares	358,949	433,333
Share cancellations, shares	0	(46,178)
Acquisition-Murphy Lake additional interest (note 10), shares	0	32,262
Ending balance, shares	678,981,882	597,192,153
Beginning balance	$ 1,335,467	$ 1,331,214
Share issue proceeds	33,933	4,715
Share issue costs	(3,108)	(423)
Share option exercises	148	405
Share unit exercises-fair value adjustment	242	299
Share option exercises-fair value adjustment	50	140
Flow-through share premium liability	(22)	(902)
Acquisition-Murphy Lake additional interest (note 10)	0	19
Ending balance	$ 1,366,710	$ 1,335,467